Temporary Equity and Stockholders' Deficiency - Summary of Warrants Activity (Details) - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Warrants Outstanding Beginning	1,229,630	1,465,296	1,901,480
Number of Shares, Warrants Issued			2,250
Number of Shares, Warrants exercised
Number of Shares, Warrants cancelled	(364,639)
Number of Shares, Warrants Expired	(237,587)	(235,666)	(438,434)
Number of Shares, Warrants Outstanding Ending	627,404	1,229,630	1,465,296
Number of Shares, Warrants Exercisable Ending	627,404	1,229,630
Weighted Average Exercise Price Outstanding	$ 2.15	$ 2.17	$ 2.20
Weighted Average Exercise Price Per Share Warrants Issued			2.00
Weighted Average Exercise Price Per Share Warrants exercised
Weighted Average Exercise Price Per Share Warrants cancelled	2.12	2.30	2.30
Weighted Average Exercise Price Outstanding	2.11	2.15	$ 2.17
Weighted Average Exercise Price Per Share Exercisable	$ 2.11	$ 2.15
Weighted Average Remaining Contractual Life Warrants Outstanding Ending	1 year 4 months 24 days	1 year 10 months 25 days
Weighted Average Remaining Contractual Life Warrants Exercisable	1 year 4 months 24 days	1 year 10 months 25 days
Aggregate Intrinsic Value Outstanding Ending
Aggregate Intrinsic Value Exercisable